UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment                       |_|;Amendment Number:_____
This Amendment (Check only one.):             |_| is a restatement.
                                              |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Expo Capital Management, LLC
Address: 11111 Santa Monica Blvd.
         Suite 1470
         Los Angeles, CA 90025

13F File Number: 28-12799

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew Bzura
Title: Chief Operating Officer
Phone: 310-201-7911

Signature, Place, and Date of Signing:


/s/  Andrew Bzura                 	 Los Angeles, CA      November 14, 2011
-----------------------------------      ----------------   ------------------
     [Signature]                          [City, State]           [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F
                                    SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   20

Form 13F Information Table Value Total:   $559,703 (thousands)

List of Other Included Managers:	  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Expo Capital Management, LLC
September 30, 2011

                                FORM 13F INFORMATION TABLE

                                TITLE OF                 VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS          CUSIP     (x$1000)PRN AMT   PRN CALL  DISCRETION MANAGERS SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC                    COM            018490102 $24,714   300,000 SH        Sole                  300,000
ALLSCRIPTS HEALTHCARE SOLUTIONS COM            01988P108 $27,030 1,500,000 SH        Sole                1,500,000
AMARIN CORPORATION PLC          ADR            023111206 $27,600 3,000,000 SH        Sole                3,000,000
BROOKDALE SENIOR LIVING INC     COM            112463104 $21,318 1,700,000 SH        Sole                1,700,000
CENTENE CORP DEL                COM            15135B101 $24,370   850,000 SH        Sole                  850,000
CEPHEID INC                     COM            15670R107 $31,064   800,000 SH        Sole                  800,000
COVANCE INC                     COM            222816100 $22,725   500,000 SH        Sole                  500,000
CUBIST PHARMACEUTICALS INC      COM            229678107 $30,022   850,000 SH        Sole                  850,000
EDWARDS LIFE SCIENCES CORP      COM            28176E108 $24,948   350,000 SH        Sole                  350,000
GILEAD SCIENCES INC             COM            375558103 $25,220   650,000 SH        Sole                  650,000
HOLOGIC INC                     COM            436440101 $28,899 1,900,000 SH        Sole                1,900,000
INTUITIVE SURGICAL INC          COM            46120E602 $25,500    70,000 SH        Sole                   70,000
MEDICIS PHARMACEUTICAL CORP     COM            584690309 $46,512 1,275,000 SH        Sole                1,275,000
MYLAN INC                       COM            628530107 $22,937 1,350,000 SH        Sole                1,350,000
ONYX PHARMACEUTICALS INC        COM            683399109 $24,008   800,000 SH        Sole                  800,000
PHARMACEUTICAL PRODUCT DEV INC  COM            717124101 $46,188 1,800,000 SH        Sole                1,800,000
SHIRE PHARMACEUTICALS GROUP     ADR            82481R106 $28,179   300,000 SH        Sole                  300,000
SIRONA DENTAL SYSTEMS INC       COM            82966C103 $26,506   625,000 SH        Sole                  625,000
THORATEC CORP                   COM            885175307 $25,296   775,000 SH        Sole                  775,000
VOLCANO CORP                    COM            928645100 $26,667   900,000 SH        Sole                  900,000